Other Receivables, Prepayments and Deposits	6 Months Ended
Jun. 30, 2018
Other Receivables, Prepayments and Deposits
Other Receivables, Prepayments and Deposits

6. Other Receivables, Prepayments and Deposits

              Other receivables, prepayments and deposits consisted of the following:

	June 30, 2018	December 31, 2017

	(in US$'000)
Prepayments	4,961	2,565
Purchase rebates	184	284
Other service receivables	—	490
Deposits	1,326	932
Value-added tax receivables	6,595	5,436
Interest receivables	634	506
Others	615	1,083

	14,315	11,296